RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Results of Operations of Equity Method Investments

A condensed summary of the results of operations of the equity method investments follows:

For the year ended December 31,	2015	2014	2013
Shipping revenues	$371,775	$383,424	$384,040
Ship operating expenses	(228,296)	(249,704)	(248,924)
Income from vessel operations	143,479	133,720	135,116
Other income/(expense)	634	(1,735)	(1,588)
Interest expense	(47,106)	(51,024)	(54,007)
Net income	$97,007	$80,961	$79,521

Schedule of Intercompany Payables

At December 31,	2015	2014
Accounts payable	$5,959	$4,422
Payroll and benefits	23,316	19,060
Interest	13,152	21,218
Due to owners on chartered in vessels	4,085	3,776
Accrued drydock and repair costs	6,267	1,983
Bunkers and lubricants	1,019	1,626
Charter revenues received in advance	10,743	15,693
Insurance	1,650	920
Accrued vessel expenses	10,965	4,233
Bankruptcy claims accruals	5,000	13,506
Accrued general and administrative expenses	6,564	6,895
Other	2,512	2,734
	$91,233	$96,066

Parent Company [Member]
Schedule of Reimbursed General and Adminstrative Expenses To (From) Related Parties

The financial statements of the Parent included related party transactions as presented in the tables below:

	For the year ended December 31,
	2015	2014	2013
General and administrative expenses reimbursed to/(by) subsidiaries
OSG Ship Management, Inc.	$-	$13,215	$22,398
OSG International, Inc. (1)	(17,185)	(20,067)	(22,542)
OSG Bulk Ships, Inc. (1)	(11,617)	(3,556)	-
Net reduction in general and administrative expenses	$(28,802)	$(10,408)	$(144)

(1)

According to the "Shared Services and Cost Sharing Agreement" and the "Cost Sharing Agreement" signed by the Parent and its subsidiaries, effective August 5, 2014, certain overhead costs paid by the Parent on behalf of OIN and OBS are allocated to such subsidiaries.

Results of Operations of Equity Method Investments

	For the year ended December 31,
	2015	2014	2013
Equity in income/(loss) of affiliated companies and subsidiaries
OSG Bulk Ships, Inc.(1)	$69,962	$69,560	$116,188
OSG Financial Corp.	53	-	(171)
OSG International, Inc. (2)(3)	180,915	(19,019)	(666,690)
OSG Ship Management, Inc. (1)	-	-	(34,467)
Tankers International LLC (3)	-	200	(215)
	$250,929	$50,741	$(585,355)

(1)	OSG Ship Management, Inc. is wholly owned by OSG Bulk Ships as of December 31, 2015 and 2014.
(2)

The equity in the loss of OSG International, Inc. in 2013 includes both the 87.46% owned directly by the Parent and the amounts owned indirectly as follows:10.46% owned by Edindun Shipping Corporation; 2.05% owned by OSG Bulk Ships, Inc.; and 0.03% owned by OSG Ship Management, Inc.

(3)	In 2014, in connection with the plan of reorganization, Tankers International LLC, a joint venture in which the Parent owned a less than 50% interest, was transferred to OSG International, Inc.

Schedule of Interest with Related Parties

	For the year ended December 31,
	2015	2014	2013

Interest income on intercompany loans receivable from OSG Bulk Ships, Inc.	$-	$1,535	$2,477

Schedule of Intercompany Receivables

	As of December 31,
	2015	2014
Intercompany receivables
OSG Bulk Ships, Inc.	$2,012	$-
OSG International, Inc.	4,845	1,904
	$6,857	$1,904

Schedule of Intercompany Payables

	As of December 31,
	2015	2014
Intercompany payables
OSG Bulk Ships, Inc.	$-	$965
OSG Ship Management, Inc.	-	5,594
OSG Financial Corp.	537	-
	$537	$6,559